UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         March 31, 2000

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       June 15, 2000

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:      $378,682,025.78



List of Other Included Managers:

No.       13F File Number          Name

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
                                                  VALUE   SHARES/       SH/   PUT/   INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT       PRN   CALL   DSCRETN    MANAGERS   SOLE      SHARED    NONE
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Alcatel SA-ADR      Sponsored ADR    01390430   9,895.39    229,500                  Sole       N/A        Sole
Business Objects
  S.A               Sponsored ADR    12328X10  17,770.70    178,600                  Sole       N/A        Sole
Celestica Inc       Sub Vtg Shs      15101Q10  16,629.79    313,400                  Sole       N/A        Sole
Cognos Inc.         Com              19244C10   1,808.06     28,900                  Sole       N/A        Sole
Comverse Technology
  Inc.              Com Par $0.10    20586240  15,611.40     82,600                  Sole       N/A        Sole
Embratel Partici-
  pacoes SA         Spon ADR Pfd     29081N10     379.25     14,800                  Sole       N/A        Sole
Ericsson L M
  Tel Co            ADR CL B SEK 10  29482140  29,719.80    316,800                  Sole       N/A        Sole
GSI Lumonics
  Inc.              Com              36229U10   1,501.86     87,700                  Sole       N/A        Sole
GT Group Telecom
  Inc.              CL B Non Vtg     36235940     427.94     20,500                  Sole       N/A        Sole
JDS Uniphase
  Corp              Com              46612J10  29,019.39    240,700                  Sole       N/A        Sole
Nokia Corp          Sponsored ADR    65490220  44,377.80    199,900                  Sole       N/A        Sole
Nortel Networks
  Corp              Com              65656910  32,533.94    257,950                  Sole       N/A        Sole
ST Assembly Test
  Service Ltd       ADR              85227G10     242.50      5,000                  Sole       N/A        Sole
STMicroelectron-
  ics N V           Com              86101210  32,907.56    175,800                  Sole       N/A        Sole
Taiwan Semiconduc-
  tor Mfg Ltd       Sponsored ADR    87403910  33,305.10    584,300                  Sole       N/A        Sole
Telfonos de Mexico
  S A               Spon ADR Ord L   87940378  11,193.00    168,000                  Sole       N/A        Sole
Teva Pharmaceut-
  ical Inds Ltd     ADR              881624209 11,402.70    305,600                  Sole       N/A        Sole
Vodafone Airtouch
  Inc               Sponsored ADR    92857T10   5,622.93    101,200                  Sole       N/A        Sole
Check Point Soft-
  ware Ltd          Ord              M2246510  30,928.10    180,800                  Sole       N/A        Sole
ASM Lithography
  Hldg N V          N Y Shs          N07059111 30,597.15    273,800                  Sole       N/A        Sole
Flextronics Intl
  Ltd               Ord              Y2573F10  22,807.66    323,800                  Sole       N/A        Sole

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